Derivative Instruments	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

4. Derivative Instruments

The Company values its derivative instruments using alternative pricing sources and market observable inputs, and accordingly the Company classifies the valuation techniques that use these inputs as Level 2.

The following table presents the gross fair value of the Company’s derivative instruments not designated as hedging instruments and their locations on the consolidated balance sheets:

	As of December 31, 2022
Derivative liabilities	Level 1 input	Level 2 input	Level 3 input	Total fair value
Commodity contracts	$-	$109,346	$-	$109,346

	As of December 31, 2021
Derivative assets	Level 1 input	Level 2 input	Level 3 input	Total fair value
Commodity contracts	$-	$291,860	$-	$291,860

The following table summarizes the gross notional values of the Company’s commodity contracts used for risk management purposes that were outstanding as of December 31, 2022 and 2021:

	December 31,		December 31,
Derivative Instruments	Units	2022	Units	2021
Commodity contracts
Long	Metric ton	3,600	Barrel	49
Short	Metric ton	500	Barrel	-

The following table presents the effect and financial statement location of the Company’s derivative instruments not designated as hedging instruments on the Company’s consolidated statements of income and comprehensive income:

The following are the amounts of realized and unrealized gain during the years ended December 31 2022 and 2021:

	Location	2022	2021

Gain from commodity contracts	Cost of revenue	$766,769	$290,565